Other Liabilities - Summary of Other Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous Current Liabilities [Abstract]
Liabilities employees	€ 6,710	€ 5,236
Other	780	3,864
Total	€ 7,490	€ 9,100